Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Estimated Future Payments	At June 30, 2023, the estimated future payment dates and amounts are as follows (dollars in thousands):

	DSME1	DSME2
2023	$—	$—
2024	66,072	64,882
2025	198,217	194,644
	$264,289	$259,526